Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of geographic allocation of total assets and liabilities [Table Text Block]

Geographic allocation of total assets and liabilities

December 31, 2020	Canada	Ghana	Total
	$	$	$
Current assets	65,541	—	65,541
Property, plant and equipment and right-of-use assets	591	—	591
Other non-current assets	—	137,458	137,458
Total assets	66,132	137,458	203,590
Current liabilities	3,618	—	3,618
Non-current liabilities	1,089	—	1,089
Total liabilities	4,707	—	4,707

December 31, 2019	Canada	Ghana	Total
	$	$	$
Current assets	35,800	—	35,800
Property, plant and equipment and right-of-use assets	679	—	679
Other non-current assets	—	108,025	108,025
Total assets	36,479	108,025	144,504
Current liabilities	2,317	—	2,317
Non-current liabilities	930	—	930
Total liabilities	3,247	—	3,247

Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) [Table Text Block]

Geographic allocation of the Statement of Operations and Comprehensive Income (loss)

For the year ended December 31, 2020:

	Canada	Ghana	Total
	$	$	$
Share of net earnings related to joint venture	—	59,159	59,159
Service fee earned as operators of joint venture	4,917	—	4,917
General and administrative expenses	(14,757)	—	(14,757)
(Loss) income from operations and joint venture	(9,840)	59,159	49,319

Finance income	551	7,774	8,325
Finance expense	(45)	—	(45)
Foreign exchange loss	(223)	—	(223)
Net (loss) income and comprehensive (loss) income for the year	(9,557)	66,933	57,376

For the year ended December 31, 2019:

	Canada	Ghana	Total
	$	$	$
Share of net loss related to joint venture	—	(126,264)	(126,264)
Service fee earned as operators of joint venture	4,963	—	4,963
General and administrative expenses	(11,828)	—	(11,828)
Loss from operations and joint venture	(6,865)	(126,264)	(133,129)

Finance income	355	516	871
Finance expense	(24)	(35,626)	(35,650)
Foreign exchange loss	(20)	—	(20)
Net loss and comprehensive loss for the year	(6,554)	(161,374)	(167,928)